OMB APPROVAL
OMB Number: 3235-0578 Expires: January 31, 2016 Estimated average burden hours per response: 10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-22680

Ultimus Managers Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Frank L. Newbauer, Esq.

Ultimus Fund Solutions, LLC    225 Pictoria Drive, Suite 450  Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400

Date of fiscal year end:         November 30, 2013 & May 31, 2014

Date of reporting period:       August 31, 2013

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

APEXcm SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)
COMMON STOCKS - 77.0%	Shares	Value

Consumer Discretionary - 19.1%
Auto Components - 1.6%
Autoliv, Inc.	6,988	$565,888

Distributors - 0.7%
LKQ Corp. *	8,875	259,505

Hotels, Restaurants & Leisure - 3.4%
International Game Technology	23,292	439,986
Panera Bread Co. *	2,235	366,585
Wyndham Worldwide Corp.	6,674	396,169
		1,202,740
Household Durables - 1.5%
Jarden Corp.*	12,867	552,638

Internet & Catalog Retail - 1.5%
Expedia, Inc.	11,411	533,578

Leisure Equipment & Products - 1.5%
Polaris Industries, Inc.	4,914	536,658

Multi-line Retail - 0.7%
Dillard's, Inc.	3,081	234,957

Specialty Retail - 7.3%
AutoNation, Inc. *	8,252	385,698
DSW, Inc.	4,176	359,512
PetSmart, Inc.	8,333	586,893
Sally Beauty Holdings, Inc. *	5,911	154,454
Signet Jewelers Ltd.	9,982	662,805
Williams-Sonoma, Inc.	8,545	482,023
		2,631,385
Textiles, Apparel & Luxury Goods - 0.9%
PVH Corp.	2,527	325,351

Energy - 2.0%
Energy Equipment & Services - 0.9%
Helmerich & Payne, Inc.	5,376	338,903

Oil, Gas & Consumable Fuels - 1.1%
Whiting Petroleum Corp. *	7,827	395,029

APEXcm SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 77.0% (Continued)	Shares	Value

Financials - 7.3%
Capital Markets - 2.7%
Affiliated Managers Group, Inc. *	2,618	$456,370
Evercore Partners, Inc.	6,456	287,873
Janus Capital Group, Inc.	26,195	218,990
		963,233
Commercial Banks - 1.9%
Cullen/Frost Bankers, Inc.	5,490	388,912
First Republic Bank/CA	7,003	310,093
		699,005
Insurance - 1.3%
XL Group plc	15,545	459,510

Real Estate Management & Development - 1.4%
CBRE Group, Inc. *	22,138	484,158

Health Care - 10.6%
Biotechnology - 3.1%
Genomic Health, Inc. *	6,022	189,813
Incyte Corp. *	6,845	231,977
Onyx Pharmaceuticals, Inc. *	3,284	405,837
United Therapeutics Corp. *	4,104	291,015
		1,118,642
Health Care Providers & Services - 1.9%
Hanger, Inc. *	4,262	130,886
Universal Health Services, Inc.	7,845	531,499
		662,385
Life Sciences Tools & Services - 3.9%
Illumina, Inc. *	10,530	819,655
PAREXEL International Corp. *	12,227	567,700
		1,387,355
Pharmaceuticals - 1.7%
Jazz Phamarceuticals plc *	3,880	340,237
Salix Pharmaceuticals Ltd. *	4,150	277,801
		618,038
Industrials - 11.7%
Aerospace & Defense - 0.8%
B/E Aerospace, Inc. *	4,235	288,785

Electrical Equipment - 0.7%
EnerSys, Inc.	4,643	238,093

Machinery - 3.7%
Nordson Corp.	5,931	395,301
Valmont Industries, Inc.	2,869	387,200
Wabtec Corp.	9,197	538,208
		1,320,709
Professional Services - 2.8%
Robert Half International, Inc.	11,030	389,028
Towers Watson & Co.	7,320	602,070
		991,098
Road & Rail - 2.1%
Hertz Global Holdings, Inc. *	31,888	766,269

APEXcm SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 77.0% (Continued)	Shares	Value

Industrials - 11.7% (Continued)
Trading Companies & Distributors - 1.6%
United Rentals, Inc. *	10,686	$585,272

Information Technology - 23.3%
Communications Equipment - 0.7%
Ixia *	16,951	246,129

Electronic Equipment, Instruments & Components - 3.0%
Dolby Laboratories, Inc.	8,879	279,067
FEI Co.	4,734	370,578
Jabil Circuit, Inc.	18,349	418,724
		1,068,369
Internet Software & Services - 6.4%
Akamai Technologies, Inc. *	10,634	488,951
AOL, Inc. *	7,661	252,277
IAC/InterActiveCorp	11,659	572,340
MercadoLibre, Inc.	5,637	669,056
Rackspace Hosting, Inc. *	6,945	311,275
		2,293,899
IT Services - 7.9%
Alliance Data Systems Corp. *	3,294	644,636
FleetCor Technologies, Inc. *	5,800	598,038
Gartner, Inc. *	8,632	500,397
Heartland Payment Systems, Inc.	9,589	354,314
InterXion Holding N.V.*	8,122	194,359
Total System Services, Inc.	20,584	569,559
		2,861,303
Semiconductors & Semiconductor Equipment - 1.9%
Entegris, Inc. *	27,093	254,674
NXP Semiconductors N.V. *	11,755	436,933
		691,607
Software - 3.4%
Informatica Corp. *	7,821	279,757
Rovi Corp. *	11,942	214,120
SolarWinds, Inc. *	8,102	295,318
TIBCO Software, Inc. *	18,724	422,039
		1,211,234
Materials - 3.0%
Chemicals - 0.9%
Albemarle Corp.	5,010	312,474

Containers & Packaging - 1.1%
Silgan Holdings, Inc.	8,834	416,788

APEXcm SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 77.0% (Continued)	Shares	Value

Materials - 3.0% (Continued)
Paper & Forest Products - 1.0%
KapStone Paper and Packaging Corp.	8,307	$348,894

Total Common Stocks (Cost $26,428,425)		$27,609,881

MONEY MARKET FUNDS - 10.8%	Shares	Value

Fidelity Institutional Money Market Portfolio - Class I, 0.05% (a) (Cost $3,878,603)	3,878,603	$3,878,603

Total Investments at Value — 87.8% (Cost $30,307,028)		$31,488,484

Other Assets in Excess of Liabilities — 12.2%		4,394,022

Net Assets — 100.0%		$35,882,506

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of August 31, 2013.

See accompanying notes to Schedule of Investments.

APEXcm SMALL/MID CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)

1.  Securities Valuation

APEXcm Small/Mid Cap Growth Fund’s (the “Fund”) portfolio securities are valued at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open.  Securities listed on the NYSE or other exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded.  If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day.  NASDAQ listed securities are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ.  Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise at the most recently quoted bid price.  In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees of the Fund and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Factors determining portfolio investments subject to fair value determination include, but are not limited to, the following: the spread between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or future markets, such as the suspension or limitation of trading.  Securities with remaining maturities of 60 days or less are valued at amortized cost value, absent unusual circumstances.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs

•      Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

APEXcm SMALL/MID CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2013:

	Level 1	Level 2	Level 3	Total

Common Stocks	$27,609,881	$-	$-	$27,609,881
Money Market Funds	3,878,603	-	-	3,878,603
Total	$31,488,484	$-	$-	$31,488,484

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued by industry type.  As of August 31, 2013, the Fund did not have any transfers in and out of any Level.  In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2013.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

2.  Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of August 31, 2013:

Tax cost of portfolio investments	$30,307,112

Gross unrealized appreciation	$1,949,290
Gross unrealized depreciation	(767,918)

Net unrealized appreciation	$1,181,372

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to losses deferred due to wash sales.

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)
CORPORATE BONDS - 98.1%	Maturity	Coupon	Par Value	Value
Consumer Discretionary - 7.2%
Cablevision Systems Corp.	09/15/22	5.875%	$45,000	$43,200
CCO Holdings, LLC	09/30/22	5.250%	43,000	39,452
Lamar Media Corp.	02/01/22	5.875%	43,000	43,538
MGM Resorts International	12/15/21	6.625%	45,000	45,731
Tenneco, Inc.	12/15/20	6.875%	45,000	48,488
Walt Disney Co. (The)	12/01/22	2.350%	150,000	137,327
				357,736
Consumer Staples - 3.6%
Anheuser-Busch InBev SA/NV	01/17/23	2.625%	100,000	92,802
B&G Foods, Inc.	06/01/21	4.625%	4,000	3,725
Wal-Mart Stores, Inc.	04/11/23	2.550%	90,000	83,049
				179,576
Energy - 14.7%
Apache Corp.	04/15/22	3.250%	150,000	146,420
Arch Coal, Inc.	10/01/20	7.250%	46,000	35,765
Chesapeake Energy Corp.	02/15/21	6.125%	42,000	43,890
Chevron Corp.	12/05/22	2.355%	150,000	136,813
ConocoPhillips Co.	12/15/22	2.400%	150,000	136,974
Denbury Resources, Inc.	07/15/23	4.625%	45,000	40,387
Forest Oil Corp.	06/15/19	7.250%	47,000	46,883
Offshore Group Investment Ltd.	11/01/19	7.500%	20,000	20,900
Peabody Energy Corp.	11/01/26	7.875%	44,000	44,110
Range Resources Corp.	08/15/22	5.000%	39,000	38,318
Teekay Corp.	01/15/20	8.500%	40,000	43,400
				733,860
Financials - 21.8%
Bank of America Corp.	01/11/23	3.300%	150,000	138,939
Ford Motor Credit Co., LLC	09/20/22	4.250%	150,000	146,430
General Electric Capital Corp.	09/07/22	3.150%	150,000	139,637
International Lease Finance Corp.	01/15/22	8.625%	35,000	39,637
International Lease Finance Corp.	08/15/22	5.875%	150,000	145,125
JPMorgan Chase & Co.	01/24/22	4.500%	150,000	155,899
PNC Financial Services Group, Inc.	11/09/22	2.854%	150,000	137,617
U.S. Bancorp	07/15/22	2.950%	150,000	140,435
Zayo Group, LLC	01/01/20	8.125%	40,000	43,600
				1,087,319
Health Care - 6.7%
Community Health Systems, Inc.	07/15/20	7.125%	45,000	45,506
DaVita HealthCare Partners, Inc.	08/15/22	5.750%	50,000	49,750
HCA Holdings, Inc.	02/15/21	6.250%	40,000	40,200

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS - 98.1% (Continued)	Maturity	Coupon	Par Value	Value
Health Care - 6.7% (Continued)
HCA Holdings, Inc.	05/01/23	5.875%	$3,000	$2,933
HealthSouth Corp.	11/01/24	5.750%	43,000	41,495
PerkinElmer, Inc.	11/15/21	5.000%	150,000	154,112
				333,996
Industrials - 17.0%
B/E Aerospace, Inc.	04/01/22	5.250%	40,000	39,800
General Dynamics Corp.	11/15/22	2.250%	150,000	134,548
Hertz Corp.	10/15/22	6.250%	38,000	38,855
Iron Mountain, Inc.	08/15/24	5.750%	43,000	39,022
R.R. Donnelley & Sons Co.	06/15/20	7.625%	4,000	4,290
R.R. Donnelley & Sons Co.	03/15/21	7.875%	41,000	44,177
Raytheon Co.	12/15/22	2.500%	150,000	136,255
Stanley Black & Decker, Inc.	11/01/22	2.900%	150,000	141,261
United Airlines Class B Pass-Through Certificates, Series 2013-1	02/15/23	5.375%	43,000	42,463
United Rentals North America, Inc.	06/15/23	6.125%	40,000	39,600
US Airways Class A Pass-Through Certificates, Series 2012-2	06/03/25	4.625%	150,000	144,750
US Airways Class B Pass-Through Certificates, Series 2012-1	04/01/21	8.000%	39,971	43,169
				848,190
Information Technology - 6.5%
Equinix, Inc.	04/01/23	5.375%	45,000	43,087
Hewlett-Packard Co.	09/15/21	4.375%	150,000	144,301
Intel Corp.	12/15/22	2.700%	150,000	138,596
				325,984
Materials - 4.5%
Ball Corp.	11/15/23	4.000%	6,000	5,385
Huntsman International, LLC	03/15/21	8.625%	36,000	40,320
Praxair, Inc.	08/15/22	2.200%	150,000	135,954
Vulcan Materials Co.	06/15/21	7.500%	36,000	40,241
				221,900
Telecommunication Services - 10.3%
AT&T, Inc.	12/01/22	2.625%	150,000	134,150
Crown Castle International Corp.	01/15/23	5.250%	43,000	40,850
Embarq Corp.	06/01/36	7.995%	40,000	41,163
Frontier Communications Corp.	08/15/31	9.000%	50,000	48,750
Intelsat Jackson Holdings S.A.	04/01/21	7.500%	40,000	43,400
Mediacom, LLC/Mediacom Capital Corp.	02/15/22	7.250%	40,000	42,100

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS - 98.1% (Continued)	Maturity	Coupon	Par Value	Value
Telecommunication Services - 10.3% (Continued)
Qwest Corp.	12/01/21	6.750%	$150,000	$160,997
				511,410
Utilities - 5.8%
AES Corp. (The)	07/01/21	7.375%	45,000	49,275
Amerigas Finance, LLC	05/20/22	7.000%	41,000	43,460
DPL, Inc.	10/15/21	7.250%	37,000	37,925
Ferrellgas, L.P.	05/01/21	6.500%	44,000	44,220
GenOn Americas Generation, LLC	10/01/21	8.500%	28,000	29,960
NRG Energy, Inc.	05/15/21	7.875%	37,000	39,960
NRG Energy, Inc.	03/15/23	6.625%	3,000	2,992
Suburban Propane Partners, L.P., CV	03/15/20	7.375%	41,000	43,665
				291,457

Total Investments at Value - 98.1% (Cost $5,207,760)				$4,891,428

Other Assets in Excess of Liabilities - 1.9%				96,590

Net Assets - 100.0%				$4,988,018

CV - Convertible Security.

See accompanying notes to Schedule of Investments.

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)

1.  Securities Valuation

Fixed income securities of Cincinnati Asset Management Funds: Broad Market Strategic Income Fund (the “Fund”) are generally valued using prices provided by an independent pricing service approved by the Fund’s Board of Trustees (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by Cincinnati Asset Management, Inc. (the Fund’s adviser), under the general supervision of the Board.

Securities for which quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board.  Short-term debt securities having remaining maturities of sixty days or less are stated at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurement.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•           Level 1 – quoted prices in active markets for identical securities

•           Level 2 – other significant observable inputs

•           Level 3 – significant unobservable inputs

Corporate bonds are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2013:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$4,891,428	$-	$4,891,428

Refer to the Fund’s Schedule of Investments for a listing of the securities valued by sector type.  As of August 31, 2013, the Fund did not have any transfers in and out of any Level.  In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2013.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

2.  Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

3.Federal Income Tax

The following information is computed on a tax basis for each item as of August 31, 2013:

Tax cost of portfolio investments	$5,207,760

Gross unrealized appreciation	$6,664
Gross unrealized depreciation	(322,996)

Net unrealized depreciation on investments	$(316,332)

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)
COMMON STOCKS - 94.7%	Shares	Value
Consumer Discretionary - 22.6%
Auto Components - 9.3%
Goodyear Tire & Rubber Company (The) *	76,496	$1,539,100
Johnson Controls, Inc.	31,516	1,277,343
TRW Automotive Holdings Corporation *	18,495	1,277,450
		4,093,893
Household Durables - 2.6%
Jarden Corporation *	26,191	1,124,903

Internet & Catalog Retail - 2.6%
Liberty Interactive Corporation - Series A *	51,578	1,164,631

Media - 5.2%
Comcast Corporation	28,195	1,186,728
DIRECTV *	19,373	1,127,121
		2,313,849
Textiles, Apparel & Luxury Goods - 2.9%
Fifth & Pacific Companies, Inc. *	53,941	1,285,953

Consumer Staples - 2.7%
Food & Staples Retailing - 2.7%
CVS Caremark Corporation	20,283	1,177,428

Energy - 8.9%
Energy Equipment & Services - 2.9%
National Oilwell Varco, Inc.	17,070	1,268,301

Oil, Gas & Consumable Fuels - 6.0%
EOG Resources, Inc.	8,665	1,360,838
Suncor Energy, Inc.	37,876	1,282,860
		2,643,698
Financials - 13.7%
Capital Markets - 2.8%
Ameriprise Financial, Inc.	14,498	1,249,003

Diversified Financial Services - 2.6%
NASDAQ OMX Group, Inc. (The)	37,860	1,130,500

Insurance - 8.3%
Aflac, Inc.	20,827	1,203,592
Assurant, Inc.	23,702	1,257,154
Willis Group Holdings plc	29,415	1,214,251
		3,674,997

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 94.7% (Continued)	Shares	Value
Health Care - 8.5%
Health Care Providers & Services - 5.7%
Aetna, Inc.	19,798	$1,254,995
WellPoint, Inc.	15,083	1,284,167
		2,539,162
Life Sciences Tools & Services - 2.8%
Thermo Fisher Scientific, Inc.	13,790	1,224,966

Industrials - 16.2%
Aerospace & Defense - 3.0%
Raytheon Company	17,693	1,334,229

Construction & Engineering - 2.6%
AECOM Technology Corporation *	38,611	1,124,738

Electrical Equipment - 2.6%
Eaton Corporation plc	18,065	1,143,876

Road & Rail - 2.4%
Avis Budget Group, Inc. *	39,570	1,059,289

Trading Companies & Distributors - 5.6%
AerCap Holdings N.V. *	70,806	1,270,260
MRC Global, Inc. *	45,681	1,199,126
		2,469,386
Information Technology - 16.6%
Computers & Peripherals - 5.6%
Lexmark International, Inc. - Class A	36,985	1,263,408
Western Digital Corporation	19,463	1,206,706
		2,470,114
Electronic Equipment, Instruments & Components - 5.4%
Corning, Inc.	79,644	1,118,202
TE Connectivity Ltd.	25,502	1,249,598
		2,367,800
IT Services - 2.8%
Western Union Company (The)	71,456	1,252,624

Semiconductors & Semiconductor Equipment - 2.8%
Avago Technologies Ltd.	32,583	1,254,771

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 94.7% (Continued)	Shares	Value
Materials - 5.5%
Chemicals - 2.8%
Celanese Corporation	24,728	$1,217,607

Containers & Packaging - 2.7%
Owens-Illinois, Inc. *	42,315	1,201,323

Total Investments at Value — 94.7% (Cost $41,003,924)		$41,787,041

Other Assets in Excess of Liabilities — 5.3%		2,319,942

Net Assets — 100.0%		$44,106,983

*	Non-income producing security.

See accompanying notes to Schedule of Investments.

LYRICAL U.S. VALUE EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)

1.  Securities Valuation

Lyrical U.S. Value Equity Fund’s (the “Fund”) portfolio securities are valued at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open.  Securities listed on the NYSE or other exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded.  If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day.  NASDAQ listed securities are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ.  Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise at the most recently quoted bid price.  In the event that market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees of the Fund and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Factors determining portfolio investments subject to fair value determination include, but are not limited to, the following: the spread between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or future markets, such as the suspension or limitation of trading.  Securities with remaining maturities of 60 days or less are valued at amortized cost value, absent unusual circumstances.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurement.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•           Level 1 – quoted prices in active markets for identical securities

•           Level 2 – other significant observable inputs

•           Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

LYRICAL U.S. VALUE EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$41,787,041	$-	$-	$41,787,041

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued by industry type.  As of August 31, 2013, the Fund did not have any transfers in and out of any Level.  In addition, the Fund did not have any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2013.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

2.  Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of August 31, 2013:

Tax cost of portfolio investments	$41,027,049

Gross unrealized appreciation	$1,844,619
Gross unrealized depreciation	(1,084,627)

Net unrealized appreciation	$759,992

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to losses deferred due to wash sales.

VFM STEADFAST FUND
SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)
Value

Other Assets in Excess of Liabilities — 100.0%	$276,636

Net Assets — 100.0%	$276,636

See accompanying notes to Schedule of Investments.

VFM STEADFAST FUND
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)

1.   Securities Valuation

VFM Steadfast Fund’s (the “Fund”) portfolio securities are valued at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open.  Securities listed on the NYSE or other exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded.  If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day.  NASDAQ listed securities are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ.  Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise at the most recently quoted bid price.  Options listed for trading on a securities exchange or board of trade are valued at the mean of the last quoted bid and ask prices at the time of valuation.  If no bid quotation is readily available at the time of valuation, the option shall be valued at the mean of the last quoted ask price and $0.00.  In determining bid and ask prices for exchange-listed options, pricing will be based on bid and ask prices as reported on the option’s primary exchange.  In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees of the Fund and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Factors determining portfolio investments subject to fair value determination include, but are not limited to, the following: the spread between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or future markets, such as the suspension or limitation of trading.  Securities with remaining maturities of 60 days or less are valued at amortized cost value, absent unusual circumstances.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurement.

Various inputs are used in determining the value of the Fund’s investments and other financial instruments.  These inputs are summarized in the three broad levels listed below:

•           Level 1 – quoted prices in active markets for identical securities

•           Level 2 – other significant observable inputs

•           Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The Fund did not have any investments as of August 31, 2013.

As of August 31, 2013, the Fund did not have any transfers in and out of any Level.  In addition, the Fund did not have any assets or liabilities or derivative instruments that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2013.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

VFM STEADFAST FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

2.   Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.   Subsequent Events

The Fund is required to recognize in this report the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Schedule of Investments.  For non-recognized subsequent events that must be disclosed to keep the report from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of this report and has noted no such events except as reflected in the following paragraph.

At a meeting held on August 19, 2013, the Board of Trustees of the Fund determined to discontinue the operations of the Fund.  All outstanding shares of the Fund were redeemed and the Fund discontinued operations on September 20, 2013.

BARROW ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)
COMMON STOCKS - 99.2%	Shares	Value
Consumer Discretionary - 23.1%
Auto Components - 0.3%
TRW Automotive Holdings Corporation (a)	774	$53,460

Automobiles - 0.1%
Ford Motor Company	1,032	16,708

Diversified Consumer Services - 2.4%
H&R Block, Inc.	5,780	161,320
Outerwall, Inc. (a)	2,419	150,389
Weight Watchers International, Inc.	2,501	89,886
		401,595
Hotels, Restaurants & Leisure - 0.5%
Choice Hotels International, Inc.	392	15,045
International Game Technology	3,314	62,601
Interval Leisure Group, Inc.	491	10,606
		88,252
Household Durables - 1.1%
iRobot Corporation (a)	1,488	48,613
Tempur Sealy International, Inc. (a)	2,163	83,297
Tupperware Brands Corporation	570	46,039
		177,949
Internet & Catalog Retail - 0.4%
Expedia, Inc.	239	11,176
Groupon, Inc. (a)	4,739	48,148
		59,324
Leisure Equipment & Products - 1.8%
LeapFrog Enterprises, Inc. (a)	6,131	58,980
Smith & Wesson Holding Corporation (a)	12,158	133,009
Sturm, Ruger & Company, Inc.	2,072	108,511
		300,500
Media - 6.1%
Crown Media Holdings, Inc. - Class A (a)	5,963	18,306
DIRECTV (a)	1,297	75,460
Interpublic Group of Companies, Inc.	13,163	206,922
John Wiley & Sons, Inc. - Class A	2,147	94,039
Meredith Corporation	261	11,226
National CineMedia, Inc.	8,655	155,617
Omnicom Group, Inc.	2,966	179,888
Time Warner, Inc.	291	17,614
Valassis Communications, Inc.	6,351	174,970

BARROW ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 99.2% (Continued)	Shares	Value
Consumer Discretionary - 23.1% (Continued)
Media - 6.1% (Continued)
Viacom, Inc. - Class B	1,231	$97,938
		1,031,980
Specialty Retail - 7.6%
American Eagle Outfitters, Inc.	4,633	67,040
Bed Bath & Beyond, Inc. (a)	1,583	116,730
Buckle, Inc. (The)	3,710	192,104
Cato Corporation (The) - Class A	575	14,467
Chico's FAS, Inc.	1,518	23,681
Express, Inc. (a)	10,768	226,020
Foot Locker, Inc.	2,543	81,885
GameStop Corporation - Class A	5,745	288,456
Gap, Inc. (The)	1,129	45,657
Guess?, Inc.	2,030	61,915
Select Comfort Corporation (a)	5,473	135,183
Staples, Inc.	1,196	16,636
		1,269,774
Textiles, Apparel & Luxury Goods - 2.8%
Coach, Inc.	2,588	136,672
Deckers Outdoor Corporation (a)	617	36,237
Iconix Brand Group, Inc. (a)	4,106	134,759
Steven Madden Ltd. (a)	2,995	161,730
Vera Bradley, Inc. (a)	474	9,309
		478,707
Consumer Staples - 13.2%
Beverages - 1.5%
Boston Beer Company, Inc. (The) - Class A (a)	28	5,931
Dr Pepper Snapple Group, Inc.	3,642	163,016
Monster Beverage Corporation (a)	275	15,782
National Beverage Corporation	4,673	74,815
		259,544
Food & Staples Retailing - 0.6%
CVS Caremark Corporation	292	16,951
Village Super Market, Inc. - Class A	2,296	80,337
		97,288
Food Products - 2.6%
Campbell Soup Company	716	30,917
Darling International, Inc. (a)	9,571	193,621
Dean Foods Company (a)	753	14,428
Hillshire Brands Company (The)	2,382	76,962
Lancaster Colony Corporation	1,171	86,385
Mondelez International, Inc. - Class A	929	28,492
		430,805

BARROW ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 99.2% (Continued)	Shares	Value
Consumer Staples - 13.2% (Continued)
Household Products - 0.3%
Energizer Holdings, Inc.	613	$60,583

Personal Products - 3.5%
Inter Parfums, Inc.	2,142	56,999
Nu Skin Enterprises, Inc. - Class A	3,235	270,802
USANA Health Sciences, Inc. (a)	3,390	257,470
		585,271
Tobacco - 4.7%
Altria Group, Inc.	4,842	164,047
Lorillard, Inc.	4,080	172,584
Philip Morris International, Inc.	1,709	142,599
Reynolds American, Inc.	3,681	175,326
Vector Group Ltd.	8,071	131,799
		786,355
Energy - 11.1%
Energy Equipment & Services - 2.5%
C&J Energy Services, Inc. (a)	8,628	177,133
Forum Energy Technologies, Inc. (a)	533	13,949
Geospace Technologies Corporation (a)	195	13,603
Halliburton Company	1,931	92,688
National Oilwell Varco, Inc.	994	73,854
RPC, Inc.	3,204	45,753
		416,980
Oil, Gas & Consumable Fuels - 8.6%
Alon USA Energy, Inc.	5,156	64,038
Chevron Corporation	935	112,602
ConocoPhillips	443	29,371
CVR Energy, Inc.	3,173	135,868
CVR Refining, L.P.	628	17,094
Delek US Holdings, Inc.	2,399	59,639
HollyFrontier Corporation	3,656	162,619
Marathon Oil Corporation	3,383	116,477
Marathon Petroleum Corporation	2,433	176,417
Northern Tier Energy, L.P.	5,019	104,546
Phillips 66	1,013	57,842
Renewable Energy Group, Inc. (a)	1,083	16,732
Rentech, Inc.	48,693	93,977
Stone Energy Corporation (a)	223	6,110
Tesoro Corporation	2,130	98,172
VAALCO Energy, Inc. (a)	7,802	43,379
Western Refining, Inc.	5,566	163,251
		1,458,134

BARROW ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 99.2% (Continued)	Shares	Value
Health Care - 20.4%
Biotechnology - 4.9%
Cubist Pharmaceuticals, Inc. (a)	2,087	$132,232
Exelixis, Inc. (a)	7,686	38,507
Momenta Pharmaceuticals, Inc. (a)	1,733	24,418
Myriad Genetics, Inc. (a)	5,972	156,287
PDL BioPharma, Inc.	21,859	173,560
Spectrum Pharmaceuticals, Inc.	16,233	124,345
United Therapeutics Corporation (a)	2,378	168,624
		817,973
Health Care Equipment & Supplies - 1.8%
ArthroCare Corporation (a)	923	29,231
C.R. Bard, Inc.	687	78,916
CareFusion Corporation (a)	450	16,133
Globus Medical, Inc. - Class A (a)	3,744	65,969
Medtronic, Inc.	1,198	61,997
St. Jude Medical, Inc.	1,086	54,745
		306,991
Health Care Providers & Services - 8.2%
AmerisourceBergen Corporation	3,515	200,074
AmSurg Corporation (a)	5,335	198,942
Bio-Reference Laboratories, Inc. (a)	1,733	50,136
Cardinal Health, Inc.	3,801	191,114
Chemed Corporation	2,332	162,401
HealthSouth Corporation (a)	2,202	69,275
Laboratory Corporation of America Holdings (a)	1,820	174,210
MEDNAX, Inc. (a)	1,814	176,629
Quest Diagnostics, Inc.	2,438	142,916
Select Medical Holdings Corporation	1,318	11,163
		1,376,860
Health Care Technology - 0.3%
Quality Systems, Inc.	2,929	60,601

Pharmaceuticals - 5.2%
Abbott Laboratories	2,371	79,025
Auxilium Pharmaceuticals, Inc. (a)	4,666	81,422
Bristol-Myers Squibb Company	756	31,518
Endo Health Solutions, Inc. (a)	4,175	171,551
Forest Laboratories, Inc. (a)	1,080	45,932
Hi-Tech Pharmacal Company, Inc.	1,166	50,266
Impax Laboratories, Inc. (a)	920	18,750
Pfizer, Inc.	1,015	28,633
Questcor Pharmaceuticals, Inc.	5,042	336,201

BARROW ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 99.2% (Continued)	Shares	Value
Health Care - 20.4% (Continued)
Pharmaceuticals - 5.2% (Continued)
ViroPharma, Inc. (a)	882	$26,592
		869,890
Industrials - 22.3%
Aerospace & Defense - 6.0%
AeroVironment, Inc. (a)	739	16,192
Alliant Techsystems, Inc.	1,262	122,111
Cubic Corporation	558	28,017
Exelis, Inc.	13,087	192,510
Lockheed Martin Corporation	427	52,273
National Presto Industries, Inc.	2,231	153,894
Northrop Grumman Corporation	2,290	211,298
Raytheon Company	2,777	209,414
Triumph Group, Inc.	433	31,163
		1,016,872
Commercial Services & Supplies - 2.0%
Deluxe Corporation	5,016	197,380
Herman Miller, Inc.	1,279	32,576
Performant Financial Corporation (a)	7,065	76,514
Pitney Bowes, Inc.	1,617	26,389
		332,859
Construction & Engineering - 1.5%
Fluor Corporation	1,364	86,519
KBR, Inc.	5,605	167,365
		253,884
Electrical Equipment - 0.9%
Brady Corporation - Class A	440	14,520
Emerson Electric Company	1,769	106,794
EnerSys, Inc.	632	32,409
		153,723
Machinery - 5.5%
Actuant Corporation - Class A	2,917	104,195
American Railcar Industries, Inc.	469	16,589
Crane Company	1,971	113,155
Deere & Company	1,031	86,233
ITT Corporation	3,685	121,052
Joy Global, Inc.	2,725	133,852
Lindsay Corporation	1,006	76,476
NACCO Industries, Inc. - Class A	889	49,411
Oshkosh Corporation (a)	636	28,569
PACCAR, Inc.	902	48,356
Timken Company	1,650	92,499
Titan International, Inc.	664	10,783

BARROW ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 99.2% (Continued)	Shares	Value
Industrials - 22.3% (Continued)
Machinery - 5.5% (Continued)
Valmont Industries, Inc.	308	$41,568
		922,738
Professional Services - 6.2%
Acacia Research Corporation	2,625	57,671
Dun & Bradstreet Corporation (The)	2,079	206,819
Exponent, Inc.	1,322	86,102
FTI Consulting, Inc. (a)	2,178	72,832
Huron Consulting Group, Inc. (a)	671	31,940
Insperity, Inc.	491	15,663
Korn/Ferry International (a)	6,032	106,827
Navigant Consulting, Inc. (a)	2,396	32,706
Resources Connection, Inc.	8,722	106,757
Robert Half International, Inc.	1,342	47,332
RPX Corporation (a)	13,952	218,907
Towers Watson & Company	705	57,986
		1,041,542
Road & Rail - 0.2%
Landstar System, Inc.	572	31,260

Trading Companies & Distributors - 0.0% (b)
MSC Industrial Direct Company, Inc. - Class A	68	5,168

Materials - 9.1%
Chemicals - 6.5%
Albemarle Corporation	459	28,628
CF Industries Holdings, Inc.	835	158,934
Flotek Industries, Inc. (a)	2,276	45,042
FutureFuel Corporation	4,308	69,531
Innospec, Inc.	1,909	78,116
Koppers Holdings, Inc.	826	32,024
Kronos Worldwide, Inc.	7,102	105,180
LSB Industries, Inc. (a)	1,688	50,674
NewMarket Corporation	627	171,911
Olin Corporation	4,213	97,320
PetroLogistics, L.P.	1,181	14,184
Rentech Nitrogen Partners, L.P.	592	15,090
Terra Nitrogen Company, L.P.	768	164,214
W.R. Grace & Company (a)	832	66,851
		1,097,699
Containers & Packaging - 0.1%
Sonoco Products Company	382	14,222

BARROW ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 99.2% (Continued)	Shares	Value
Materials - 9.1% (Continued)
Metals & Mining - 1.8%
Gold Resource Corporation	7,928	$66,516
Kaiser Aluminum Corporation	966	66,770
Reliance Steel & Aluminum Company	451	30,077
Southern Copper Corporation	4,990	137,225
		300,588
Paper & Forest Products - 0.7%
Louisiana-Pacific Corporation (a)	982	14,691
Schweitzer-Mauduit International, Inc.	1,801	103,143
		117,834

Total Investments at Value - 99.2% (Cost $14,416,377)		$16,693,913

Other Assets in Excess of Liabilities - 0.8%		128,253

Net Assets - 100.0%		$16,822,166

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)
COMMON STOCKS - 127.4%	Shares	Value
Consumer Discretionary - 29.7%
Auto Components - 0.4%
TRW Automotive Holdings Corporation (a)	155	$10,706

Automobiles - 0.1%
Ford Motor Company	209	3,384

Diversified Consumer Services - 3.1%
H&R Block, Inc.	1,177	32,850
Outerwall, Inc. (a)	491	30,526
Weight Watchers International, Inc.	513	18,437
		81,813
Hotels, Restaurants & Leisure - 0.7%
Choice Hotels International, Inc.	77	2,955
International Game Technology	675	12,751
Interval Leisure Group, Inc.	101	2,182
		17,888
Household Durables - 1.3%
iRobot Corporation (a)	284	9,278
Tempur Sealy International, Inc. (a)	409	15,751
Tupperware Brands Corporation	115	9,288
		34,317
Internet & Catalog Retail - 0.3%
Expedia, Inc.	47	2,198
Groupon, Inc. (a)	679	6,898
		9,096
Leisure Equipment & Products - 2.3%
LeapFrog Enterprises, Inc. (a)	1,245	11,977
Smith & Wesson Holding Corporation (a)	2,486	27,197
Sturm, Ruger & Company, Inc.	424	22,205
		61,379
Media - 8.0%
Crown Media Holdings, Inc. - Class A (a)	1,200	3,684
DIRECTV (a)	264	15,359
Interpublic Group of Companies, Inc.	2,679	42,114
John Wiley & Sons, Inc. - Class A	438	19,184
Meredith Corporation	54	2,322
National CineMedia, Inc.	1,760	31,645
Omnicom Group, Inc.	600	36,390
Time Warner, Inc.	58	3,511
Valassis Communications, Inc.	1,292	35,595

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 127.4% (Continued)	Shares	Value
Consumer Discretionary - 29.7% (Continued)
Media - 8.0% (Continued)
Viacom, Inc. - Class B	248	$19,731
		209,535
Specialty Retail - 9.8%
American Eagle Outfitters, Inc.	933	13,500
Bed Bath & Beyond, Inc. (a)	322	23,744
Buckle, Inc. (The)	756	39,146
Cato Corporation (The) - Class A	116	2,919
Chico's FAS, Inc.	312	4,867
Express, Inc. (a)	2,193	46,031
Foot Locker, Inc.	520	16,744
GameStop Corporation - Class A	1,172	58,846
Gap, Inc. (The)	229	9,261
Guess?, Inc.	404	12,322
Select Comfort Corporation (a)	1,113	27,491
Staples, Inc.	253	3,519
		258,390
Textiles, Apparel & Luxury Goods - 3.7%
Coach, Inc.	523	27,620
Deckers Outdoor Corporation (a)	121	7,106
Iconix Brand Group, Inc. (a)	833	27,339
Steven Madden Ltd. (a)	614	33,156
Vera Bradley, Inc. (a)	98	1,925
		97,146
Consumer Staples - 16.9%
Beverages - 2.0%
Dr Pepper Snapple Group, Inc.	741	33,167
Monster Beverage Corporation (a)	55	3,156
National Beverage Corporation	960	15,370
		51,693
Food & Staples Retailing - 0.8%
CVS Caremark Corporation	63	3,657
Village Super Market, Inc. - Class A	467	16,340
		19,997
Food Products - 3.1%
Campbell Soup Company	34	1,468
Darling International, Inc. (a)	1,945	39,347
Dean Foods Company (a)	151	2,893
Hillshire Brands Company (The)	489	15,800
Lancaster Colony Corporation	239	17,631
Mondelēz International, Inc. - Class A	165	5,061
		82,200

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 127.4% (Continued)	Shares	Value
Consumer Staples - 16.9% (Continued)
Household Products - 0.5%
Energizer Holdings, Inc.	126	$12,453

Personal Products - 4.5%
Inter Parfums, Inc.	436	11,602
Nu Skin Enterprises, Inc. - Class A	657	54,997
USANA Health Sciences, Inc. (a)	688	52,254
		118,853
Tobacco - 6.0%
Altria Group, Inc.	985	33,372
Lorillard, Inc.	829	35,067
Philip Morris International, Inc.	343	28,620
Reynolds American, Inc.	747	35,579
Vector Group Ltd.	1,642	26,814
		159,452
Energy - 14.5%
Energy Equipment & Services - 3.2%
C&J Energy Services, Inc. (a)	1,758	36,092
Forum Energy Technologies, Inc. (a)	107	2,800
Geospace Technologies Corporation (a)	40	2,790
Halliburton Company	393	18,864
National Oilwell Varco, Inc.	202	15,009
RPC, Inc.	636	9,082
		84,637
Oil, Gas & Consumable Fuels - 11.3%
Alon USA Energy, Inc.	1,050	13,041
Chevron Corporation	187	22,520
ConocoPhillips	86	5,702
CVR Energy, Inc.	649	27,790
CVR Refining, L.P.	127	3,457
Delek US Holdings, Inc.	494	12,281
HollyFrontier Corporation	744	33,093
Marathon Oil Corporation	694	23,894
Marathon Petroleum Corporation	495	35,892
Northern Tier Energy, L.P.	1,032	21,497
Phillips 66	207	11,820
Renewable Energy Group, Inc. (a)	218	3,368
Rentech, Inc.	9,883	19,074
Stone Energy Corporation (a)	45	1,233
Tesoro Corporation	433	19,957
VAALCO Energy, Inc. (a)	1,594	8,863
Western Refining, Inc.	1,138	33,378
		296,860

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 127.4% (Continued)	Shares	Value
Financials - 0.0% (b)
Insurance - 0.0% (b)
Gerova Financial Group Ltd. (a)	2	$–

Health Care - 25.7%
Biotechnology - 6.2%
Cubist Pharmaceuticals, Inc. (a)	424	26,865
Exelixis, Inc. (a)	1,531	7,670
Momenta Pharmaceuticals, Inc. (a)	190	2,677
Myriad Genetics, Inc. (a)	1,217	31,849
PDL BioPharma, Inc.	4,451	35,341
Spectrum Pharmaceuticals, Inc.	3,308	25,339
United Therapeutics Corporation (a)	484	34,321
		164,062
Health Care Equipment & Supplies - 2.4%
ArthroCare Corporation (a)	187	5,922
C.R. Bard, Inc.	141	16,197
CareFusion Corporation (a)	90	3,227
Globus Medical, Inc. - Class A (a)	761	13,409
Medtronic, Inc.	243	12,575
St. Jude Medical, Inc.	227	11,443
		62,773
Health Care Providers & Services - 10.6%
AmerisourceBergen Corporation	712	40,527
AmSurg Corporation (a)	1,083	40,385
Bio-Reference Laboratories, Inc. (a)	351	10,154
Cardinal Health, Inc.	773	38,866
Chemed Corporation	476	33,149
HealthSouth Corporation (a)	451	14,189
Laboratory Corporation of America Holdings (a)	371	35,512
MEDNAX, Inc. (a)	370	36,027
Quest Diagnostics, Inc.	497	29,134
Select Medical Holdings Corporation	277	2,346
		280,289
Health Care Technology - 0.5%
Quality Systems, Inc.	605	12,517

Pharmaceuticals - 6.0%
Abbott Laboratories	360	11,999
Auxilium Pharmaceuticals, Inc. (a)	886	15,461
Bristol-Myers Squibb Company	34	1,417
Endo Health Solutions, Inc. (a)	847	34,803
Forest Laboratories, Inc. (a)	79	3,360
Hi-Tech Pharmacal Company, Inc.	241	10,390

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 127.4% (Continued)	Shares	Value
Health Care - 25.7% (Continued)
Pharmaceuticals - 6.0% (Continued)
Impax Laboratories, Inc. (a)	188	$3,831
Pfizer, Inc.	202	5,698
Questcor Pharmaceuticals, Inc.	1,025	68,347
ViroPharma, Inc. (a)	61	1,839
		157,145
Industrials - 28.9%
Aerospace & Defense - 7.8%
AeroVironment, Inc. (a)	124	2,717
Alliant Techsystems, Inc.	259	25,061
Cubic Corporation	116	5,824
Exelis, Inc.	2,671	39,291
Lockheed Martin Corporation	88	10,773
National Presto Industries, Inc.	453	31,248
Northrop Grumman Corporation	464	42,813
Raytheon Company	563	42,456
Triumph Group, Inc.	88	6,333
		206,516
Commercial Services & Supplies - 2.6%
Deluxe Corporation	1,025	40,334
Herman Miller, Inc.	261	6,648
Performant Financial Corporation (a)	1,451	15,714
Pitney Bowes, Inc.	328	5,353
		68,049
Construction & Engineering - 2.0%
Fluor Corporation	276	17,507
KBR, Inc.	1,140	34,040
		51,547
Electrical Equipment - 1.2%
Brady Corporation - Class A	89	2,937
Emerson Electric Company	363	21,914
EnerSys, Inc.	130	6,667
		31,518
Machinery - 7.0%
Actuant Corporation - Class A	598	21,361
American Railcar Industries, Inc.	96	3,395
Crane Company	401	23,021
Deere & Company	190	15,892
ITT Corporation	747	24,539
Joy Global, Inc.	554	27,212
Lindsay Corporation	205	15,584
NACCO Industries, Inc. - Class A	181	10,060
Oshkosh Corporation (a)	129	5,795

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 127.4% (Continued)	Shares	Value
Industrials - 28.9% (Continued)
Machinery - 7.0% (Continued)
PACCAR, Inc.	180	$9,650
Timken Company	335	18,780
Titan International, Inc.	130	2,111
Valmont Industries, Inc.	57	7,693
		185,093
Professional Services - 8.0%
Acacia Research Corporation	481	10,567
Dun & Bradstreet Corporation (The)	426	42,378
Exponent, Inc.	268	17,455
FTI Consulting, Inc. (a)	438	14,647
Huron Consulting Group, Inc. (a)	136	6,473
Insperity, Inc.	98	3,126
Korn/Ferry International (a)	1,225	21,695
Navigant Consulting, Inc. (a)	488	6,661
Resources Connection, Inc.	1,786	21,861
Robert Half International, Inc.	275	9,699
RPX Corporation (a)	2,843	44,607
Towers Watson & Company	139	11,433
		210,602
Road & Rail - 0.3%
Landstar System, Inc.	118	6,449

Trading Companies & Distributors - 0.0% (b)
MSC Industrial Direct Company, Inc. - Class A	15	1,140

Materials - 11.7%
Chemicals - 8.4%
Albemarle Corporation	82	5,114
CF Industries Holdings, Inc.	168	31,977
Flotek Industries, Inc. (a)	457	9,044
FutureFuel Corporation	886	14,300
Innospec, Inc.	396	16,204
Koppers Holdings, Inc.	161	6,242
Kronos Worldwide, Inc.	1,446	21,415
LSB Industries, Inc. (a)	347	10,417
NewMarket Corporation	129	35,369
Olin Corporation	857	19,797
PetroLogistics, L.P.	244	2,931
Rentech Nitrogen Partners, L.P.	119	3,033
Terra Nitrogen Company, L.P.	152	32,501
W.R. Grace & Company (a)	165	13,258
		221,602

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF INVESTMENTS
COMMON STOCKS - 127.4% (Continued)	Shares	Value
Materials - 11.7% (Continued)
Containers & Packaging - 0.1%
Sonoco Products Company	78	$2,904

Metals & Mining - 2.3%
Gold Resource Corporation	1,617	13,567
Kaiser Aluminum Corporation	197	13,617
Reliance Steel & Aluminum Company	91	6,069
Southern Copper Corporation	1,017	27,967
		61,220
Paper & Forest Products - 0.9%
Louisiana-Pacific Corporation (a)	62	927
Schweitzer-Mauduit International, Inc.	363	20,789
		21,716

Total Investments at Value (c) - 127.4% (Cost $3,354,941)		$3,354,941

Liabilities in Excess of Other Assets - (27.4%)		(720,863	)(d)

Net Assets - 100.0%		$2,634,078

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	All shares have been committed as collateral for open short positions and any outstanding borrowings for investment purposes.
(d)	Includes cash held as margin deposits for open short positions.

See accompanying notes to Schedules of Investments.

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT
August 31, 2013 (Unaudited)
COMMON STOCKS - 87.8%	Shares	Value
Consumer Discretionary - 20.6%
Auto Components - 0.8%
Allison Transmission Holdings, Inc.	91	$2,048
BorgWarner, Inc.	28	2,704
Drew Industries, Inc.	34	1,427
Gentherm, Inc.	109	1,824
Johnson Controls, Inc.	147	5,958
Modine Manufacturing Company	90	1,173
Superior Industries International, Inc.	69	1,203
Visteon Corporation	61	4,368
		20,705
Automobiles - 0.8%
General Motors Company	59	2,011
Harley-Davidson, Inc.	91	5,458
Tesla Motors, Inc.	74	12,506
Thor Industries, Inc.	4	205
Winnebago Industries, Inc.	90	2,004
		22,184
Distributors - 0.5%
Core-Mark Holding Company, Inc.	58	3,660
LKQ Corporation	200	5,848
Pool Corporation	74	3,854
		13,362
Diversified Consumer Services - 0.7%
Ascent Capital Group, Inc. - Class A	3	221
Hillenbrand, Inc.	89	2,204
LifeLock, Inc.	301	3,796
Matthews International Corporation - Class A	72	2,657
Regis Corporation	186	2,935
Service Corporation International	143	2,585
Sotheby's	87	4,012
		18,410
Hotels, Restaurants & Leisure - 5.9%
Biglari Holdings, Inc.	8	3,340
BJ's Restaurants, Inc.	95	2,968
Bloomin' Brands, Inc.	189	4,253
Bob Evans Farms, Inc.	75	3,677
Brinker International, Inc.	95	3,799
Buffalo Wild Wings, Inc.	39	4,052
Burger King Worldwide, Inc.	250	4,890
Carnival Corporation	125	4,511
CEC Entertainment, Inc.	87	3,521
Cedar Fair, L.P.	92	3,905

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS - 87.8% (Continued)	Shares	Value
Consumer Discretionary - 20.6% (Continued)
Hotels, Restaurants & Leisure - 5.9% (Continued)
Cheesecake Factory, Inc. (The)	88	$3,676
Chipotle Mexican Grill, Inc. - Class A	14	5,714
Churchill Downs, Inc.	34	2,754
Chuy's Holdings, Inc.	69	2,481
Cracker Barrel Old Country Store, Inc.	23	2,264
Darden Restaurants, Inc.	90	4,159
Del Frisco's Restaurant Group, Inc.	51	981
Dunkin' Brands Group, Inc.	79	3,404
Fiesta Restaurant Group, Inc.	63	2,058
Hyatt Hotels Corporation - Class A	113	4,904
Ignite Restaurant Group, Inc.	35	524
International Speedway Corporation - Class A	99	3,068
Jack in the Box, Inc.	91	3,594
Krispy Kreme Doughnuts, Inc.	242	4,772
Las Vegas Sands Corporation	94	5,297
Life Time Fitness, Inc.	72	3,599
Marriott International, Inc. - Class A	115	4,599
Marriott Vacations Worldwide Corporation	28	1,221
McDonald's Corporation	29	2,736
Norwegian Cruise Line Holdings Ltd.	9	280
Panera Bread Company - Class A	20	3,280
Penn National Gaming, Inc.	69	3,629
Red Robin Gourmet Burgers, Inc.	68	4,410
Royal Caribbean Cruises Ltd.	18	660
Ruby Tuesday, Inc.	330	2,396
Six Flags Entertainment Corporation	118	3,895
Sonic Corporation	132	2,107
Speedway Motorsports, Inc.	23	407
Starbucks Corporation	81	5,712
Starwood Hotels & Resorts Worldwide, Inc.	76	4,859
Texas Roadhouse, Inc.	67	1,665
Vail Resorts, Inc.	76	5,168
Wendy's Company (The)	754	5,700
Wyndham Worldwide Corporation	34	2,018
Wynn Resorts Ltd.	39	5,501
Yum! Brands, Inc.	43	3,011
		155,419
Household Durables - 2.1%
D.R. Horton, Inc.	212	3,784
Ethan Allen Interiors, Inc.	108	2,816
Harman International Industries, Inc.	33	2,113
Jarden Corporation	83	3,565

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS - 87.8% (Continued)	Shares	Value
Consumer Discretionary - 20.6% (Continued)
Household Durables - 2.1% (Continued)
La-Z-Boy, Inc.	174	$3,699
Leggett & Platt, Inc.	120	3,470
Lennar Corporation - Class A	42	1,336
M/I Homes, Inc.	137	2,566
MDC Holdings, Inc.	100	2,783
Meritage Homes Corporation	79	3,154
Mohawk Industries, Inc.	47	5,522
Newell Rubbermaid, Inc.	64	1,619
NVR, Inc.	2	1,712
PulteGroup, Inc.	145	2,231
Ryland Group, Inc. (The)	88	3,064
Standard Pacific Corporation	583	4,163
Stanley Black & Decker, Inc.	20	1,705
Toll Brothers, Inc.	136	4,163
Universal Electronics, Inc.	24	724
		54,189
Internet & Catalog Retail - 1.1%
Amazon.com, Inc.	17	4,777
HomeAway, Inc.	124	3,911
Liberty Interactive Corporation - Series A	66	1,490
Netflix, Inc.	21	5,962
Orbitz Worldwide, Inc.	208	1,978
priceline.com, Inc.	1	938
Shutterfly, Inc.	85	4,417
TripAdvisor, Inc.	61	4,512
		27,985
Leisure Equipment & Products - 0.2%
Brunswick Corporation	71	2,582
Callaway Golf Company	457	3,162
Mattel, Inc.	13	526
		6,270
Media - 1.8%
Charter Communications, Inc. - Class A	4	486
Discovery Communications, Inc. - Class A	3	232
DISH Network Corporation - Class A	6	270
DreamWorks Animation SKG, Inc. - Class A	152	4,302
E.W. Scripps Company (The) - Class A	132	2,008
Lamar Advertising Company - Class A	110	4,628
Lions Gate Entertainment Corporation	137	4,796
Live Nation Entertainment, Inc.	337	5,682
Madison Square Garden Company (The) - Class A	67	3,899
Morningstar, Inc.	16	1,201

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS - 87.8% (Continued)	Shares	Value
Consumer Discretionary - 20.6% (Continued)
Media - 1.8% (Continued)
New York Times Company (The) - Class A	85	$948
News Corporation - Class A - Non-Voting	124	1,947
Nexstar Broadcasting Group, Inc.	19	638
ReachLocal, Inc.	17	187
Regal Entertainment Group - Class A	201	3,596
Scholastic Corporation	12	354
Sirius XM Radio, Inc.	1,499	5,366
Time Warner Cable, Inc.	24	2,576
Walt Disney Company (The)	36	2,190
Washington Post Company (The) - Class B	1	564
World Wrestling Entertainment, Inc.	266	2,599
		48,469
Multiline Retail - 0.6%
Dillard's, Inc.	16	1,220
Family Dollar Stores, Inc.	25	1,780
Fred's, Inc. - Class A	213	3,329
Kohl's Corporation	20	1,026
Nordstrom, Inc.	32	1,784
Target Corporation	62	3,925
Tuesday Morning Corporation	106	1,305
		14,369
Specialty Retail - 4.0%
Abercrombie & Fitch Company - Class A	40	1,412
Aéropostale, Inc.	178	1,447
ANN, INC.	6	208
Asbury Automotive Group, Inc.	50	2,457
Ascena Retail Group, Inc.	38	620
AutoNation, Inc.	87	4,066
Barnes & Noble, Inc.	225	3,076
bebe stores, Inc.	224	1,295
Big 5 Sporting Goods Corporation	16	268
Brown Shoe Company, Inc.	88	1,973
Cabela's, Inc. - Class A	67	4,391
CarMax, Inc.	117	5,565
Children's Place Retail Stores, Inc. (The)	34	1,808
Conn's, Inc.	81	5,395
Dick's Sporting Goods, Inc.	61	2,831
Five Below, Inc.	65	2,389
Group 1 Automotive, Inc.	13	997
Haverty Furniture Companies, Inc.	82	1,985
hhgregg, Inc.	20	362
Home Depot, Inc. (The)	68	5,065

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS - 87.8% (Continued)	Shares	Value
Consumer Discretionary - 20.6% (Continued)
Specialty Retail - 4.0% (Continued)
Lithia Motors, Inc.	67	$4,397
Lowe's Companies, Inc.	127	5,819
Lumber Liquidators Holdings, Inc.	46	4,573
Mattress Firm Holding Corporation	15	617
Men's Wearhouse, Inc. (The)	6	226
Monro Muffler Brake, Inc.	72	3,187
Office Depot, Inc.	978	4,098
O'Reilly Automotive, Inc.	22	2,700
Penske Automotive Group, Inc.	40	1,561
Pep Boys - Manny, Moe & Jack (The)	319	3,582
PetSmart, Inc.	39	2,747
Restoration Hardware Holdings, Inc.	32	2,225
Stage Stores, Inc.	124	2,310
Stein Mart, Inc.	26	316
Tiffany & Company	69	5,321
Tilly's, Inc. - Class A	15	207
Tractor Supply Company	44	5,384
Ulta Salon, Cosmetics & Fragrance, Inc.	47	4,664
Urban Outfitters, Inc.	100	4,193
Vitamin Shoppe, Inc.	6	253
Williams-Sonoma, Inc.	9	508
		106,498
Textiles, Apparel & Luxury Goods - 2.1%
Carter's, Inc.	23	1,694
Columbia Sportswear Company	53	2,999
Fifth & Pacific Companies, Inc.	226	5,388
Fossil Group, Inc.	3	348
G-III Apparel Group Ltd.	15	687
Hanesbrands, Inc.	79	4,699
Jones Group, Inc. (The)	130	1,915
Movado Group, Inc.	80	3,409
NIKE, Inc. - Class B	83	5,214
Oxford Industries, Inc.	11	682
PVH Corporation	40	5,150
Quiksilver, Inc.	484	2,396
Skechers U.S.A., Inc. - Class A	149	4,579
Tumi Holdings, Inc.	75	1,542
Under Armour, Inc. - Class A	82	5,956
Unifi, Inc.	15	340
VF Corporation	20	3,744
Wolverine World Wide, Inc.	74	4,163
		54,905

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS - 87.8% (Continued)	Shares	Value
Consumer Staples - 11.7%
Beverages - 2.0%
Beam, Inc.	131	$8,207
Boston Beer Company, Inc. (The) - Class A	14	2,966
Brown-Forman Corporation - Class B	83	5,560
Coca-Cola Bottling Company Consolidated	100	6,284
Coca-Cola Company (The)	32	1,222
Coca-Cola Enterprises, Inc.	205	7,667
Constellation Brands, Inc. - Class A	189	10,253
Molson Coors Brewing Company - Class B	172	8,392
PepsiCo, Inc.	18	1,435
		51,986
Food & Staples Retailing - 3.3%
Andersons, Inc. (The)	140	9,192
Casey's General Stores, Inc.	112	7,385
Chefs' Warehouse, Inc. (The)	24	554
Costco Wholesale Corporation	77	8,614
Fairway Group Holdings Corporation	53	1,229
Fresh Market, Inc. (The)	103	5,027
Kroger Company (The)	159	5,819
Natural Grocers by Vitamin Cottage, Inc.	224	8,635
PriceSmart, Inc.	49	4,213
Safeway, Inc.	70	1,813
Susser Holdings Corporation	35	1,670
Sysco Corporation	155	4,963
United Natural Foods, Inc.	117	7,094
Walgreen Company	178	8,557
Wal-Mart Stores, Inc.	50	3,649
Weis Markets, Inc.	11	517
Whole Foods Market, Inc.	159	8,387
		87,318
Food Products - 5.2%
Annie's, Inc.	161	7,395
Archer-Daniels-Midland Company	223	7,852
Boulder Brands, Inc.	468	7,282
Bunge Ltd.	113	8,563
Cal-Maine Foods, Inc.	56	2,555
ConAgra Foods, Inc.	254	8,590
Flowers Foods, Inc.	313	6,507
Fresh Del Monte Produce, Inc.	255	7,359
Green Mountain Coffee Roasters, Inc.	52	4,488
Hain Celestial Group, Inc. (The)	24	1,963
Hershey Company (The)	94	8,643
Hormel Foods Corporation	69	2,859

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS - 87.8% (Continued)	Shares	Value
Consumer Staples - 11.7% (Continued)
Food Products - 5.2% (Continued)
Kellogg Company	128	$7,771
McCormick & Company, Inc. - Non-Voting Shares	113	7,644
Mead Johnson Nutrition Company	24	1,801
Pilgrim's Pride Corporation	594	9,106
Post Holdings, Inc.	135	5,765
Sanderson Farms, Inc.	121	7,923
Snyder's-Lance, Inc.	282	7,586
Tootsie Roll Industries, Inc.	255	7,647
TreeHouse Foods, Inc.	100	6,503
Tyson Foods, Inc. - Class A	21	608
WhiteWave Foods Company - Class A	47	899
		137,309
Household Products - 0.4%
Central Garden & Pet Company	225	1,454
Kimberly-Clark Corporation	82	7,665
Procter & Gamble Company (The)	7	545
		9,664
Personal Products - 0.8%
Avon Products, Inc.	412	8,145
Elizabeth Arden, Inc.	158	5,487
Estée Lauder Companies, Inc. (The) - Class A	118	7,713
Medifast, Inc.	18	448
		21,793
Energy - 10.0%
Energy Equipment & Services - 1.0%
Bristow Group, Inc.	6	394
Dril-Quip, Inc.	3	306
Exterran Holdings, Inc.	51	1,399
Exterran Partners, L.P.	88	2,458
FMC Technologies, Inc.	19	1,019
Gulfmark Offshore, Inc. - Class A	31	1,425
Helix Energy Solutions Group, Inc.	131	3,279
Hercules Offshore, Inc.	143	1,029
Hornbeck Offshore Services, Inc.	12	654
Parker Drilling Company	43	247
Rowan Companies plc - Class A	66	2,338
SEACOR Holdings, Inc.	35	2,908
TETRA Technologies, Inc.	422	4,958
Tidewater, Inc.	45	2,428
Willbros Group, Inc.	44	401
		25,243

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS - 87.8% (Continued)	Shares	Value
Energy - 10.0% (Continued)
Oil, Gas & Consumable Fuels - 9.0%
Access Midstream Partners, L.P.	120	$5,473
Anadarko Petroleum Corporation	45	4,114
Approach Resources, Inc.	92	2,144
Atlas Energy, L.P.	96	4,803
Atlas Pipeline Partners, L.P.	122	4,734
Atlas Resource Partners, L.P.	148	3,071
Bill Barrett Corporation	12	258
Bonanza Creek Energy, Inc.	43	1,707
Buckeye Partners, L.P.	53	3,710
Cabot Oil & Gas Corporation	141	5,517
Carrizo Oil & Gas, Inc.	11	377
Cheniere Energy, Inc.	174	4,870
Chesapeake Energy Corporation	153	3,949
Cobalt International Energy, Inc.	194	4,734
Concho Resources, Inc.	44	4,246
CONSOL Energy, Inc.	168	5,247
Contango Oil & Gas Company	85	3,048
Continental Resources, Inc.	16	1,476
Crosstex Energy, Inc.	152	2,966
Crosstex Energy, L.P.	232	4,343
DCP Midstream Partners, L.P.	50	2,396
Devon Energy Corporation	28	1,599
Diamondback Energy, Inc.	4	161
Eagle Rock Energy Partners, L.P.	288	1,771
Enbridge Energy Partners, L.P.	143	4,264
Energy Transfer Equity, L.P.	80	5,146
Energy Transfer Partners, L.P.	88	4,512
Enterprise Products Partners, L.P.	72	4,278
EOG Resources, Inc.	11	1,728
EQT Corporation	60	5,143
EXCO Resources, Inc.	130	946
Genesis Energy, L.P.	52	2,531
Goodrich Petroleum Corporation	109	2,338
Gulfport Energy Corporation	39	2,301
Holly Energy Partners, L.P.	21	746
Inergy, L.P.	339	4,658
Kinder Morgan Energy Partners, L.P.	48	3,915
Kinder Morgan, Inc.	110	4,172
Kodiak Oil & Gas Corporation	247	2,468
Legacy Reserves, L.P.	95	2,563

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS - 87.8% (Continued)	Shares	Value
Energy - 10.0% (Continued)
Oil, Gas & Consumable Fuels - 9.0% (Continued)
Linn Energy, LLC	104	$2,507
Magellan Midstream Partners, L.P.	84	4,558
Magnum Hunter Resources Corporation	973	4,524
MarkWest Energy Partners, L.P.	92	6,145
Martin Midstream Partners, L.P.	19	864
Matador Resources Company	220	3,727
Memorial Production Partners, L.P.	98	1,984
NGL Energy Partners, L.P.	8	247
Noble Energy, Inc.	74	4,546
NuStar Energy, L.P.	50	2,085
Oasis Petroleum, Inc.	20	784
Oiltanking Partners, L.P.	9	437
PDC Energy, Inc.	93	5,336
Pioneer Natural Resources Company	33	5,774
Plains All American Pipeline, L.P.	42	2,124
PVR Partners, L.P.	94	2,182
QEP Resources, Inc.	181	4,945
QR Energy, L.P.	145	2,387
Range Resources Corporation	56	4,199
Regency Energy Partners, L.P.	158	4,271
Resolute Energy Corporation	185	1,450
Rex Energy Corporation	157	3,266
Rose Rock Midstream, L.P.	27	882
Sanchez Energy Corporation	56	1,353
SandRidge Energy, Inc.	305	1,571
SemGroup Corporation - Class A	82	4,341
SM Energy Company	38	2,596
Southwestern Energy Company	43	1,643
Spectra Energy Corporation	134	4,437
Synergy Resources Corporation	65	608
Targa Resources Corporation	22	1,498
Targa Resources Partners, L.P.	47	2,296
Triangle Petroleum Corporation	269	1,789
Ultra Petroleum Corporation	123	2,546
Western Gas Partners, L.P.	81	4,790
Williams Companies, Inc. (The)	116	4,204
Williams Partners, L.P.	80	3,946
WPX Energy, Inc.	223	4,161
		239,426
Health Care - 17.6%
Biotechnology - 2.2%
ACADIA Pharmaceuticals, Inc.	39	778

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS - 87.8% (Continued)	Shares	Value
Health Care - 17.6% (Continued)
Biotechnology - 2.2% (Continued)
Achillion Pharmaceuticals, Inc.	320	$2,064
Aegerion Pharmaceuticals, Inc.	34	2,947
Alnylam Pharmaceuticals, Inc.	30	1,554
Ariad Pharmaceuticals, Inc.	157	2,920
Array BioPharma, Inc.	34	191
BioMarin Pharmaceutical, Inc.	5	327
Celldex Therapeutics, Inc.	37	804
Cepheid, Inc.	90	3,220
Chemocentryx, Inc.	56	454
Clovis Oncology, Inc.	48	3,096
Dynavax Technologies Corporation	174	221
Exact Sciences Corporation	119	1,377
Halozyme Therapeutics, Inc.	73	607
Hyperion Therapeutics, Inc.	6	146
Idenix Pharmaceuticals, Inc.	419	2,003
ImmunoGen, Inc.	51	816
Immunomedics, Inc.	29	173
Incyte Corporation	121	4,101
Infinity Pharmaceuticals, Inc.	114	2,110
Insmed, Inc.	70	1,065
InterMune, Inc.	215	3,072
Ironwood Pharmaceuticals, Inc.	84	979
Isis Pharmaceuticals, Inc.	49	1,266
Keryx Biopharmaceuticals, Inc.	122	1,041
KYTHERA Biopharmaceuticals, Inc.	41	1,082
Lexicon Pharmaceuticals, Inc.	725	1,805
Medivation, Inc.	66	3,731
Merrimack Pharmaceuticals, Inc.	224	757
Orexigen Therapeutics, Inc.	278	1,907
Puma Biotechnology, Inc.	44	2,228
Rigel Pharmaceuticals, Inc.	103	325
Seattle Genetics, Inc.	93	3,943
Synergy Pharmaceuticals, Inc.	14	62
TESARO, Inc.	28	968
Theravance, Inc.	132	4,732
Threshold Pharmaceuticals, Inc.	18	78
		58,950
Health Care Equipment & Supplies - 7.3%
Abaxis, Inc.	58	2,272
Abiomed, Inc.	40	942
Accuray, Inc.	301	1,993
Align Technology, Inc.	281	12,238

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS - 87.8% (Continued)	Shares	Value
Health Care - 17.6% (Continued)
Health Care Equipment & Supplies - 7.3% (Continued)
Analogic Corporation	45	$3,359
Antares Pharma, Inc.	964	4,242
Baxter International, Inc.	114	7,930
Becton, Dickinson and Company	26	2,532
Boston Scientific Corporation	1,101	11,649
Cardiovascular Systems, Inc.	108	2,216
CONMED Corporation	60	1,865
Cooper Companies, Inc. (The)	98	12,800
Cynosure, Inc. - Class A	30	688
DENTSPLY International, Inc.	170	7,138
DexCom, Inc.	209	5,653
Edwards Lifesciences Corporation	73	5,138
Endologix, Inc.	267	4,224
GenMark Diagnostics, Inc.	66	759
Greatbatch, Inc.	121	4,110
Haemonetics Corporation	275	10,959
HeartWare International, Inc.	52	4,087
Hill-Rom Holdings, Inc.	24	819
Hologic, Inc.	413	8,813
IDEXX Laboratories, Inc.	57	5,348
Insulet Corporation	141	4,701
Integra LifeSciences Holdings Corporation	88	3,576
Intuitive Surgical, Inc.	8	3,092
Invacare Corporation	96	1,441
MAKO Surgical Corporation	305	4,560
Merit Medical Systems, Inc.	206	2,637
Neogen Corporation	15	812
NuVasive, Inc.	179	4,210
NxStage Medical, Inc.	321	3,964
OraSure Technologies, Inc.	45	215
Quidel Corporation	96	2,546
Sirona Dental Systems, Inc.	103	6,671
Spectranetics Corporation (The)	182	2,874
Stryker Corporation	10	669
Symmetry Medical, Inc.	22	173
Teleflex, Inc.	100	7,708
Volcano Corporation	156	3,342
West Pharmaceutical Services, Inc.	181	13,385
Wright Medical Group, Inc.	145	3,490
		191,840
Health Care Providers & Services - 3.3%
Acadia Healthcare Company, Inc.	101	3,871

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS - 87.8% (Continued)	Shares	Value
Health Care - 17.6% (Continued)
Health Care Providers & Services - 3.3% (Continued)
Accretive Health, Inc.	293	$2,748
Air Methods Corporation	24	982
Amedisys, Inc.	28	456
BioScrip, Inc.	282	3,440
Brookdale Senior Living, Inc.	359	8,982
Capital Senior Living Corporation	143	2,977
DaVita HealthCare Partners, Inc.	26	2,795
ExamWorks Group, Inc.	171	4,019
Express Scripts Holding Company	128	8,177
Healthways, Inc.	95	1,813
Henry Schein, Inc.	80	8,084
HMS Holdings Corporation	423	10,571
LifePoint Hospitals, Inc.	204	9,227
MWI Veterinary Supply, Inc.	9	1,369
Team Health Holdings, Inc.	341	13,105
Universal Health Services, Inc. - Class B	59	3,997
		86,613
Health Care Technology - 1.6%
Allscripts Healthcare Solutions, Inc.	764	11,108
athenahealth, Inc.	136	14,347
Cerner Corporation	174	8,014
Greenway Medical Technologies, Inc.	85	1,158
Medidata Solutions, Inc.	43	3,846
Omnicell, Inc.	74	1,609
Vocera Communications, Inc.	74	1,199
		41,281
Life Sciences Tools & Services - 0.2%
Covance, Inc.	34	2,755
PAREXEL International Corporation	22	1,022
PerkinElmer, Inc.	20	719
Sequenom, Inc.	206	602
		5,098
Pharmaceuticals - 3.0%
Actavis, Inc.	86	11,626
Allergan, Inc.	46	4,066
AVANIR Pharmaceuticals, Inc. - Class A	565	2,882
Cadence Pharmaceuticals, Inc.	496	2,703
Endocyte, Inc.	151	2,168
Hospira, Inc.	272	10,616
Medicines Company (The)	61	1,928
Merck & Company, Inc.	115	5,438
Mylan, Inc.	245	8,658

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS - 87.8% (Continued)	Shares	Value
Health Care - 17.6% (Continued)
Pharmaceuticals - 3.0% (Continued)
Nektar Therapeutics	458	$5,578
Pacira Pharmaceuticals, Inc.	175	6,339
Perrigo Company	67	8,144
Sagent Pharmaceuticals, Inc.	153	3,375
Santarus, Inc.	56	1,261
XenoPort, Inc.	16	78
Zoetis, Inc.	171	4,985
		79,845
Industrials - 19.8%
Aerospace & Defense - 3.2%
AAR Corporation	11	276
American Science & Engineering, Inc.	3	169
Astronics Corporation	12	558
B/E Aerospace, Inc.	84	5,728
Boeing Company (The)	62	6,443
Curtiss-Wright Corporation	77	3,216
DigitalGlobe, Inc.	175	5,285
Esterline Technologies Corporation	55	4,196
GenCorp, Inc.	208	3,135
General Dynamics Corporation	35	2,914
HEICO Corporation	19	1,187
Hexcel Corporation	166	5,905
Honeywell International, Inc.	74	5,888
Huntington Ingalls Industries, Inc.	100	6,332
KEYW Holding Corporation (The)	105	1,212
MOOG, Inc. - Class A	80	4,064
Precision Castparts Corporation	17	3,591
Rockwell Collins, Inc.	5	354
Spirit AeroSystems Holdings, Inc. - Class A	306	6,909
Taser International, Inc.	19	221
Teledyne Technologies, Inc.	62	4,785
Textron, Inc.	178	4,795
TransDigm Group, Inc.	13	1,781
United Technologies Corporation	45	4,504
		83,448
Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc.	23	1,063
FedEx Corporation	53	5,690
United Parcel Service, Inc. - Class B	64	5,477
UTi Worldwide, Inc.	143	2,361
		14,591

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS - 87.8% (Continued)	Shares	Value
Industrials - 19.8% (Continued)
Building Products - 2.4%
A.O. Smith Corporation	118	$4,962
AAON, Inc.	148	3,451
American Woodmark Corporation	49	1,709
Apogee Enterprises, Inc.	104	2,901
Armstrong World Industries, Inc.	105	5,099
Builders FirstSource, Inc.	442	2,510
Fortune Brands Home & Security, Inc.	136	5,010
Gibraltar Industries, Inc.	95	1,223
Griffon Corporation	77	849
Lennox International, Inc.	77	5,286
Masco Corporation	287	5,430
NCI Building Systems, Inc.	57	683
Nortek, Inc.	6	402
Owens Corning, Inc.	161	6,028
PGT, Inc.	55	560
Ply Gem Holdings, Inc.	40	614
Quanex Building Products Corporation	137	2,280
Simpson Manufacturing Company, Inc.	84	2,627
Trex Company, Inc.	58	2,568
Universal Forest Products, Inc.	64	2,396
USG Corporation	247	5,765
		62,353
Commercial Services & Supplies - 2.8%
ABM Industries, Inc.	115	2,777
Brink's Company (The)	65	1,679
Clean Harbors, Inc.	111	6,308
Consolidated Graphics, Inc.	15	803
Copart, Inc.	47	1,493
Covanta Holding Corporation	315	6,656
EnerNOC, Inc.	35	508
G&K Services, Inc.	46	2,366
Healthcare Services Group, Inc.	83	2,009
HNI Corporation	32	1,071
InnerWorkings, Inc.	177	1,818
Interface, Inc.	150	2,649
Iron Mountain, Inc.	157	4,051
KAR Auction Services, Inc.	247	6,580
Kimball International, Inc. - Class B	40	394
McGrath RentCorp	84	2,779
Mine Safety Appliances Company	26	1,251
Quad/Graphics, Inc.	1	31
Republic Services, Inc.	165	5,364

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS - 87.8% (Continued)	Shares	Value
Industrials - 19.8% (Continued)
Commercial Services & Supplies - 2.8% (Continued)
Rollins, Inc.	45	$1,114
Standard Parking Corporation	45	1,001
Steelcase, Inc. - Class A	68	987
Stericycle, Inc.	50	5,628
Team, Inc.	46	1,794
Tetra Tech, Inc.	15	342
Viad Corp	50	1,129
Waste Connections, Inc.	133	5,634
Waste Management, Inc.	140	5,662
		73,878
Construction & Engineering - 0.8%
AECOM Technology Corporation	133	3,874
Aegion Corporation	113	2,418
Comfort Systems USA, Inc.	116	1,752
Dycom Industries, Inc.	119	3,024
Granite Construction, Inc.	82	2,322
Great Lakes Dredge & Dock Corporation	221	1,487
Layne Christensen Company	7	133
MasTec, Inc.	58	1,845
Quanta Services, Inc.	127	3,320
Tutor Perini Corporation	12	230
URS Corporation	19	941
		21,346
Electrical Equipment - 1.2%
Babcock & Wilcox Company (The)	164	5,082
Eaton Corporation plc	32	2,026
Encore Wire Corporation	75	2,830
Franklin Electric Company, Inc.	48	1,725
Generac Holdings, Inc.	22	871
General Cable Corporation	72	2,198
GrafTech International Ltd.	272	2,127
II-VI, Inc.	144	2,776
Polypore International, Inc.	115	4,916
Powell Industries, Inc.	11	580
Regal-Beloit Corporation	55	3,504
Roper Industries, Inc.	30	3,711
		32,346
Industrial Conglomerates - 0.1%
Danaher Corporation	18	1,179
General Electric Company	97	2,245
		3,424

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS - 87.8% (Continued)	Shares	Value
Industrials - 19.8% (Continued)
Machinery - 4.0%
Alamo Group, Inc.	6	$272
Albany International Corporation - Class A	92	2,969
Astec Industries, Inc.	74	2,557
Barnes Group, Inc.	86	2,689
Blount International, Inc.	139	1,614
Briggs & Stratton Corporation	117	2,233
Caterpillar, Inc.	31	2,559
Chart Industries, Inc.	65	7,422
CIRCOR International, Inc.	57	3,277
Colfax Corporation	109	5,678
Cummins, Inc.	14	1,725
Donaldson Company, Inc.	136	4,793
EnPro Industries, Inc.	36	2,051
ESCO Technologies, Inc.	68	2,084
Federal Signal Corporation	76	887
Flowserve Corporation	100	5,579
Gorman-Rupp Company (The)	85	2,972
Graco, Inc.	30	2,085
Harsco Corporation	201	4,729
John Bean Technologies Corporation	74	1,621
Kaydon Corporation	100	2,845
Kennametal, Inc.	20	850
L.B. Foster Company - Class A	16	679
Manitowoc Company, Inc. (The)	48	959
Middleby Corporation	7	1,301
Mueller Industries, Inc.	46	2,463
Mueller Water Products, Inc. - Class A	414	3,126
Nordson Corporation	12	800
Pall Corporation	78	5,393
Pentair Ltd.	9	541
Proto Labs, Inc.	56	3,978
RBC Bearings, Inc.	5	299
SPX Corporation	66	4,887
Tennant Company	22	1,130
Terex Corporation	197	5,713
Toro Company (The)	9	475
Trimas Corporation	13	457
Trinity Industries, Inc.	72	3,040
Wabash National Corporation	125	1,302
Watts Water Technologies, Inc. - Class A	18	933
Woodward, Inc.	128	4,936
		105,903

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS - 87.8% (Continued)	Shares	Value
Industrials - 19.8% (Continued)
Marine - 0.3%
Kirby Corporation	70	$5,630
Matson, Inc.	102	2,716
		8,346
Professional Services - 1.3%
Advisory Board Company (The)	86	4,710
Barrett Business Services, Inc.	4	257
Corporate Executive Board Company (The)	49	3,177
Equifax, Inc.	30	1,773
IHS, Inc. - Class A	49	5,250
Kelly Services, Inc. - Class A	103	1,875
Kforce, Inc.	83	1,351
Manpower, Inc.	80	5,188
Mistras Group, Inc.	105	1,914
Nielsen Holdings N.V.	42	1,449
On Assignment, Inc.	68	2,052
Pendrell Corporation	464	891
TrueBlue, Inc.	54	1,313
Verisk Analytics, Inc. - Class A	34	2,114
WageWorks, Inc.	15	626
		33,940
Road & Rail - 1.9%
Arkansas Best Corporation	39	970
Celadon Group, Inc.	34	617
Con-Way, Inc.	78	3,245
CSX Corporation	202	4,971
Genesee & Wyoming, Inc. - Class A	69	5,974
J.B. Hunt Transport Services, Inc.	78	5,616
Kansas City Southern	55	5,798
Knight Transportation, Inc.	87	1,416
Marten Transport Ltd.	78	1,380
Norfolk Southern Corporation	74	5,340
Old Dominion Freight Line, Inc.	130	5,645
Saia, Inc.	43	1,291
Union Pacific Corporation	37	5,681
Universal Truckload Services, Inc.	30	756
Werner Enterprises, Inc.	10	230
		48,930
Trading Companies & Distributors - 1.0%
Beacon Roofing Supply, Inc.	33	1,199
Fastenal Company	109	4,795
Grainger (W.W.), Inc.	23	5,689
H&E Equipment Services, Inc.	123	2,962

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS - 87.8% (Continued)	Shares	Value
Industrials - 19.8% (Continued)
Trading Companies & Distributors - 1.0% (Continued)
Kaman Corporation	70	$2,464
MRC Global, Inc.	43	1,128
Rush Enterprises, Inc. - Class A	29	726
Watsco, Inc.	61	5,478
WESCO International, Inc.	16	1,180
		25,621
Transportation Infrastructure - 0.3%
Macquarie Infrastructure Company, LLC	124	6,664
Wesco Aircraft Holdings, Inc.	24	459
		7,123
Information Technology - 0.1%
Communications Equipment - 0.1%
Loral Space & Communications, Inc.	40	2,645

IT Services - 0.0% (a)
Echo Global Logistics, Inc.	11	238

Materials - 8.0%
Chemicals - 2.9%
A. Schulman, Inc.	84	2,265
Air Products & Chemicals, Inc.	39	3,984
Airgas, Inc.	37	3,761
American Vanguard Corporation	57	1,430
Ashland, Inc.	43	3,750
Axiall Corporation	48	1,921
Balchem Corporation	21	1,005
Cabot Corporation	80	3,199
Calgon Carbon Corporation	243	4,180
Celanese Corporation - Series A	78	3,841
Chemtura Corporation	63	1,381
Cytec Industries, Inc.	38	2,842
Dow Chemical Company (The)	109	4,077
E.I. du Pont de Nemours and Company	70	3,963
Eastman Chemical Company	37	2,812
Ecolab, Inc.	45	4,111
Kraton Performance Polymers, Inc.	199	3,691
OM Group, Inc.	151	4,291
PolyOne Corporation	190	5,134
Praxair, Inc.	31	3,639
Rockwood Holdings, Inc.	29	1,852
Scotts Miracle-Gro Company (The) - Class A	26	1,370
Sherwin-Williams Company (The)	4	690

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS - 87.8% (Continued)	Shares	Value
Materials - 8.0% (Continued)
Chemicals - 2.9% (Continued)
Tredegar Corporation	87	$1,944
Tronox Ltd. - Class A	129	2,755
Valhi, Inc.	15	296
Zoltek Companies, Inc.	54	747
		74,931
Construction Materials - 0.7%
Eagle Materials, Inc.	66	4,234
Headwaters, Inc.	287	2,457
Martin Marietta Materials, Inc.	42	4,034
Texas Industries, Inc.	78	4,579
Vulcan Materials Company	69	3,298
		18,602
Containers & Packaging - 0.8%
Bemis Company, Inc.	83	3,303
Boise, Inc.	307	2,625
Graphic Packaging Holding Company	387	3,216
Greif, Inc. - Class A	4	215
Myers Industries, Inc.	192	3,563
Packaging Corporation of America	42	2,228
Rock-Tenn Company - Class A	37	4,111
Sealed Air Corporation	10	284
Silgan Holdings, Inc.	14	661
		20,206
Metals & Mining - 2.6%
Alcoa, Inc.	399	3,072
Allegheny Technologies, Inc.	144	3,846
Allied Nevada Gold Corporation	164	761
AMCOL International Corporation	89	2,934
Carpenter Technology Corporation	37	1,990
Century Aluminum Company	533	4,163
Coeur Mining, Inc.	194	2,801
Commercial Metals Company	161	2,396
Compass Minerals International, Inc.	46	3,392
Freeport-McMoRan Copper & Gold, Inc.	9	272
Globe Specialty Metals, Inc.	287	3,688
Hecla Mining Company	1,086	3,714
Horsehead Holding Corporation	233	2,766
Materion Corporation	120	3,528
Newmont Mining Corporation	10	318
Nucor Corporation	80	3,639
Royal Gold, Inc.	74	4,294
RTI International Metals, Inc.	139	4,305

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS - 87.8% (Continued)	Shares	Value
Materials - 8.0% (Continued)
Metals & Mining - 2.6% (Continued)
Schnitzer Steel Industries, Inc. - Class A	155	$3,914
Steel Dynamics, Inc.	255	3,891
Stillwater Mining Company	295	3,360
SunCoke Energy, Inc.	88	1,384
Worthington Industries, Inc.	149	4,966
		69,394
Paper & Forest Products - 1.0%
Clearwater Paper Corporation	53	2,526
Deltic Timber Corporation	58	3,489
International Paper Company	85	4,013
KapStone Paper and Packaging Corporation	136	5,712
MeadWestvaco Corporation	106	3,800
P.H. Glatfelter Company	172	4,406
Wausau Paper Corporation	243	2,666
		26,612

Total Common Stocks - 87.8% (Proceeds $2,313,008)		$2,313,008

RIGHTS - 0.0% (a)	Shares	Value
Biglari Holdings, Inc. (Proceeds $237)	8	$237

Total Securities Sold Short - 87.8% (Proceeds $2,313,245)		$2,313,245

(a) Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

BARROW FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
August 31, 2013 (Unaudited)

1.	Securities Valuation

The investments in securities of Barrow All-Cap Core Fund and Barrow All-Cap Long/Short Fund (the “Funds”) are carried at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open.  Securities listed on the NYSE or other exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded.  If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day.  NASDAQ listed securities are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ.  Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise at the most recently quoted bid price.  In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees of the Fund and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Factors determining portfolio investments subject to fair value determination include, but are not limited to, the following: the spread between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or future markets, such as the suspension or limitation of trading.  Securities with remaining maturities of 60 days or less are valued at amortized cost value, absent unusual circumstances.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments and other financial instruments.  These inputs are summarized in the three broad levels listed below:

•           Level 1 – quoted prices in active markets for identical securities

•           Level 2 – other significant observable inputs

•           Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

BARROW FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments and securities sold short as of August 31, 2013:

Barrow All-Cap Core Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$16,693,913	$-	$-	$16,693,913

Barrow All-Cap Long/Short Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$3,354,941	$-	$-	$3,354,941

Other Financial Instruments:
Common Stocks - Sold Short	$(2,313,245)	$-	$-	$(2,313,245)

Refer to each Fund’s Schedule of Investments and Schedule of Securities Sold Short, as applicable, for a listing of the investments valued using Level 1 inputs by security type and industry type.  As of August 31, 2013, the Funds did not have any transfers in and out of any Level. There were no Level 2 or Level 3 securities held by the Funds as of August 31, 2013.  It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.	Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of August 31, 2013:

	Barrow All-Cap Core Fund	Barrow All-Cap Long/Short Fund
Tax cost of portfolio investments	$14,416,377	$3,354,941

Gross unrealized appreciation	$2,782,425	$-
Gross unrealized depreciation	(504,889)	-
Net unrealized appreciation on investments	$2,277,536	$-

Net unrealized appreciation on securities sold short	$-	$-

As of August 31, 2013, the tax cost of securities sold short is $2,313,245 for Barrow All-Cap Long/Short Fund.

BARROW FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4.	Borrowings

The Funds may borrow for investment purposes. When used for investment purposes, the Funds will be using the investment technique of “leverage.” Borrowings under this arrangement bear a variable interest rate.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Ultimus Managers Trust

By (Signature and Title)*		/s/ Frank L. Newbauer
Frank L. Newbauer, Secretary

Date	October 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Nitin N. Kumbhami
Nitin N. Kumbhami, Principal Executive Officer of APEXcm Small & Mid Cap Growth Fund

Date	October 29, 2013

By (Signature and Title)*		/s/ Jerry A. Verseput
Jerry A. Verseput, Principal Executive Officer of Veripax Steadfast Fund

Date	October 29, 2013

By (Signature and Title)*		/s/ William S. Sloneker
William S. Sloneker, Principal Executive Officer of Cincinnati Asset Management: Broadmarket Strategic Income Fund

Date	October 29, 2013

By (Signature and Title)*		/s/ Andrew B. Wellington
Andrew B. Wellington, Principal Executive Officer of Lyrical Fund

Date	October 29, 2013

By (Signature and Title)*		/s/ Nicholas Chermayeff
Nicholas Chermayeff, Principal Executive Officer of Barrow All-Cap Core Fund and Barrow All-Cap Long/Short Fund

Date	October 29, 2013

By (Signature and Title)*		/s/ Julie M. Schmuelling
Julie M. Schmuelling, Treasurer

Date	October 29, 2013

* Print the name and title of each signing officer under his or her signature.